2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of working capital, loss and deficit
	2023	2022	2021

Working capital	$497,881	$1,142,219	$1,534,315
Loss for the year	(903,039)	(34,405,463)	(643,227)
Deficit	(75,829,695)	(74,926,656)	(40,521,193)